Cover	Sep. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	Gen Digital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-17781
Entity Tax Identification Number	77-0181864
Entity Address, Address Line One	60 E. Rio Salado Parkway
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	650
Local Phone Number	527-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000849399
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock,
Trading Symbol	GEN
Security Exchange Name	NASDAQ
Contingent Value Rights
Document Information [Line Items]
Title of 12(b) Security	Contingent Value Rights
Trading Symbol	GENVR
Security Exchange Name	NASDAQ